Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial instruments by category

5.17.1	Financial instruments by category

As at December 31, 2020 € in thousand	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per balance sheet
Trade receivables	—	19,232	19,232
Other assets[4]	—	11,918	11,918
Cash and cash equivalents	—	204,435	204,435
Assets	—	235,584	235,584

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per balance sheet
Borrowings	—	53,363	53,363
Trade payables and accruals	—	36,212	36,212
Tax and employee-related liabilities[5]	—	8,300	8,300
Lease liabilities	—	52,088	52,088
Refund liabilities	—	111,426	111,426
Other liabilities[6]	—	51	51
Liabilities	—	261,439	261,439

As at December 31, 2021 € in thousand	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per balance sheet
Trade receivables	—	44,013	44,013
Other assets[4]	—	11,522	11,522
Cash and cash equivalents	—	346,686	346,686
Assets	—	402,221	402,221

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per balance sheet
Borrowings	—	57,834	57,834
Trade payables and accruals	—	68,119	68,119
Tax and employee-related liabilities[5]	—	10,101	10,101
Lease liabilities	—	56,822	56,822
Refund liabilities	—	254,582	254,582
Other liabilities[6]	—	44	44
Liabilities	—	447,502	447,502

[4]	Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

[5]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.

[6]	Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

Credit quality of financial assets

5.17.3	Credit quality of financial assets

The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

€ in thousand	As at December 31,
	2021	2020
Trade receivables
Receivables from governmental institutions (AAA-country)	289	36
Receivables from governmental institutions (AA-country)	23,086	15,595
Receivables from governmental institutions (A-country)	606	—
AA	2	188
A	3,442	787
Counterparties without external credit rating or rating below A	16,589	2,631
Trade receivables	44,013	19,237
Other assets
A	11,296	11,644
Assets from governmental institutions (AA-country)	199	—
Counterparties without external credit rating or rating below A	27	336
Other assets	11,522	11,979

Cash and cash equivalents
AA	3,457	3,984
A	332,361	149,477
Counterparties without external credit rating or rating below A	10,868	50,973
Cash and cash equivalents	346,686	204,435